SCHEDULE OF PROPERTY AND EQUIPMENT (Details) (Parenthetical)	Jun. 30, 2023	Mar. 31, 2023
Building [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	39 years	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	10 years	10 years